UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited)

Shares		Value*
COMMON STOCK—66.6%
	Aerospace & Defense—3.1%
39,800	Boeing Co.	$4,971,418
72,400	L-3 Communications Holdings, Inc.	8,793,704
142,400	Textron, Inc. (a)	5,913,872
		19,678,994
	Auto Components—1.5%
197,600	Johnson Controls, Inc.	9,336,600

	Automobiles—1.6%
547,300	Ford Motor Co.	7,711,457
81,109	General Motors Co.	2,546,823
		10,258,280
	Beverages—2.9%
205,700	Coca-Cola Co.	8,614,716
101,300	PepsiCo, Inc.	9,742,021
		18,356,737
	Biotechnology—3.0%
46,600	Amgen, Inc. (a)	7,557,588
103,600	Gilead Sciences, Inc. (a)(b)	11,603,200
		19,160,788
	Chemicals—0.9%
47,600	Monsanto Co.	5,475,904

	Banks—0.7%
82,000	Wells Fargo & Co.	4,353,380

	Communications Equipment—3.0%
44,800	Cisco Systems, Inc.	1,096,256
108,600	Harris Corp.	7,558,560
128,100	Qualcomm, Inc.	10,057,131
		18,711,947
	Computers & Peripherals—3.5%
110,600	Apple, Inc. (a)	11,944,800
341,500	EMC Corp.	9,811,295
		21,756,095
	Construction & Engineering—0.2%
15,200	Fluor Corp. (a)	1,008,368

	Diversified Telecommunications Services—1.4%
170,800	Verizon Communications, Inc.	8,582,700

	Electric Utilities—1.5%
68,057	Entergy Corp.	5,718,149
97,185	Exelon Corp.	3,555,999
		9,274,148
	Electronic Equipment, Instruments & Components—1.7%
212,400	Amphenol Corp., Class A	10,743,192

	Energy Equipment & Services—2.2%
78,600	Diamond Offshore Drilling, Inc.	2,964,006
53,600	National Oilwell Varco, Inc. (a)	3,893,504
72,000	Schlumberger Ltd. (a)	7,103,520
		13,961,030

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited) (continued)

Shares		Value*
	Food & Staples Retailing—2.8%
46,900	Costco Wholesale Corp.	$6,255,053
116,900	Kroger Co.	6,512,499
74,100	Walgreen Co.	4,758,702
		17,526,254
	Health Care Equipment & Supplies—2.2%
126,700	Baxter International, Inc.	8,886,738
10,600	Intuitive Surgical, Inc. (b)	5,255,480
		14,142,218
	Health Care Providers & Services—1.6%
49,900	McKesson Corp.	10,150,159

	Hotels, Restaurants & Leisure—2.3%
88,100	McDonald’s Corp.	8,257,613
83,600	Starbucks Corp. (a)	6,316,816
		14,574,429
	Household Products—1.4%
102,600	Procter & Gamble Co.	8,953,902

	Industrial Conglomerates—1.6%
388,085	General Electric Co.	10,016,474

	Insurance—2.3%
21,129	American International Group, Inc.	1,131,881
46,000	Genworth Financial, Inc., Class A (b)	643,540
45,204	MetLife, Inc.	2,451,865
105,300	Prudential Financial, Inc.	9,323,262
19,230	XL Group PLC, Class A	651,512
		14,202,060
	Internet & Catalog Retail—0.9%
17,500	Amazon.com, Inc. (a)(b)	5,345,550

	Internet Software & Services—2.6%
26,800	Alibaba Group Holding Ltd., ADR (a)(b)	2,642,480
24,800	Facebook, Inc., Class A (b)	1,859,752
	Google, Inc. (b),
10,800	Class A	6,132,996
10,800	Class C	6,038,064
		16,673,292
	IT Services—2.1%
42,400	International Business Machines Corp.	6,970,560
26,100	Visa, Inc., Class A	6,301,323
		13,271,883
	Machinery—3.3%
170,200	AGCO Corp.	7,541,562
94,500	Deere & Co.	8,083,530
96,200	Joy Global, Inc.	5,063,006
		20,688,098
	Media—1.7%
97,400	Comcast Corp., Class A	5,391,090
60,600	The Walt Disney Co.	5,537,628
		10,928,718

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited) (continued)

Shares		Value*
	Metals & Mining—0.7%
155,800	Freeport-McMoRan Copper & Gold, Inc.	$4,440,300

	Multiline Retail—1.3%
135,700	Target Corp.	8,388,974

	Multi-Utilities—0.2%
28,169	PG&E Corp.	1,417,464

	Oil, Gas & Consumable Fuels—2.7%
29,155	Apache Corp.	2,250,766
83,400	Occidental Petroleum Corp.	7,416,762
116,900	Peabody Energy Corp.	1,219,267
127,700	Valero Energy Corp.	6,396,493
		17,283,288
	Pharmaceuticals—1.7%
161,900	Bristol-Myers Squibb Co. (a)	9,420,961
26,846	Teva Pharmaceutical Industries Ltd., ADR	1,515,994
		10,936,955
	Semiconductors & Semiconductor Equipment—3.2%
306,300	Intel Corp.	10,417,263
196,200	Texas Instruments, Inc.	9,743,292
		20,160,555
	Software—3.7%
281,700	Microsoft Corp.	13,225,815
254,000	Oracle Corp.	9,918,700
		23,144,515
	Specialty Retail—1.1%
73,400	Home Depot, Inc. (a)	7,157,968
	Total Common Stock (cost-$461,441,095)	420,061,219

CONVERTIBLE PREFERRED STOCK—25.1%
	Aerospace & Defense—0.8%
88,250	United Technologies Corp., 7.50%, 8/1/15	5,151,153

	Automobiles—0.7%
149,215	The Goldman Sachs Group, Inc., 8.50%, 12/16/14 (General Motors) (c)	4,515,544

	Banks—3.4%
3,050	Huntington Bancshares, Inc., 8.50% (d)	3,995,500
337,500	JPMorgan Chase & Co., 8.00%, 9/18/15 (Bank of America) (c)	5,653,125
124,870	The Goldman Sachs Group, Inc., 8.00%, 1/14/15 (Citigroup, Inc.) (c)	6,093,157
5,000	Wells Fargo & Co., 7.50%, Ser. L (d)	6,020,000
		21,761,782

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited) (continued)

Shares		Value*
	Diversified Financial Services—0.9%
4,825	Bank of America Corp., 7.25%, Ser. L (d)	$5,515,988

	Electric Utilities—1.4%
105,000	Exelon Corp., 6.50%, 6/1/17	5,531,400
47,900	NextEra Energy, Inc., 5.599%, 6/1/15	3,125,475
		8,656,875
	Energy Equipment & Services—0.9%
112,460	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes) (c)	5,790,565

	Food Products—2.2%
48,800	Bunge Ltd., 4.875% (d)	5,423,242
61,500	Tyson Foods, Inc., 4.75%, 7/15/17	3,084,840
111,900	Wells Fargo & Co., 8.00%, 8/28/15 (Archer-Daniels-Midland Co.) (c)	5,283,918
		13,792,000
	Health Care Equipment & Supplies—0.5%
51,500	Credit Suisse AG, 8.00%, 6/23/15 (Medtronic, Inc.) (c)	3,353,165

	Health Care Providers & Services—1.0%
107,100	JPMorgan Chase & Co., 8.00%, 5/5/15 (HCA Holdings, Inc.) (c)	6,440,994

	Internet Software & Services—0.8%
103,435	Barclays Bank PLC, 8.00%, 10/28/15 (Twitter, Inc.) (c)	4,763,182

	Machinery—1.1%
	Stanley Black & Decker, Inc.,
25,400	4.75%, 11/17/15	3,425,190
29,415	6.25%, 11/17/16	3,413,022
		6,838,212
	Metals & Mining—0.9%
178,300	ArcelorMittal, 6.00%, 1/15/16	3,702,506
161,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	1,690,500
		5,393,006
	Multiline Retail—0.9%
111,600	The Goldman Sachs Group, Inc., 8.00%, 1/12/15 (Macy’s) (c)	5,864,580

	Multi-Utilities—0.5%
58,650	AES Trust III, 6.75%, 10/15/29	2,954,787

	Oil, Gas & Consumable Fuels—1.5%
25,000	ATP Oil & Gas Corp., 8.00% (b)(d)(e)(f)(h)	325
34,050	Chesapeake Energy Corp., 5.00% (d)	3,298,594
59,825	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.) (c)	5,107,858
15,000	SandRidge Energy, Inc., 7.00% (d)	1,265,625
		9,672,402
	Pharmaceuticals—2.0%
49,900	Bank of America Corp., 8.00%, 2/10/15 (Allergan, Inc.) (c)	7,545,878
111,040	JPMorgan Chase & Co., 8.00%, 4/30/15 (Mylan, Inc.) (c)	5,363,232
		12,909,110
	Real Estate Investment Trust—2.6%
131,200	Alexandria Real Estate Equities, Inc., 7.00% (d)	3,558,144
98,900	FelCor Lodging Trust, Inc., 1.95%, Ser. A (d)	2,484,368
75,000	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	4,651,500
103,455	Weyerhaeuser Co., 6.375%, 7/1/16	5,793,480
		16,487,492

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited) (continued)

Shares		Value*
	Semiconductors & Semiconductor Equipment—0.9%
173,000	Wells Fargo & Co., 8.00%, 6/18/15 (Micron Technology, Inc.) (c)	$5,463,340

	Specialty Retail—1.1%
5,000	Barnes & Noble, Inc., 7.75%, 8/18/21 (e)(f)	7,058,750

	Technology Hardware, Storage & Peripherals—1.0%
9,325	Bank of America Corp., 8.00%, 5/12/15 (Apple, Inc.) (c)	6,306,498
	Total Convertible Preferred Stock (cost-$166,526,032)	158,689,425

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—6.3%
	Capital Markets—1.2%
$2,900	Ares Capital Corp., 5.75%, 2/1/16	3,026,875
3,370	BGC Partners, Inc., 4.50%, 7/15/16	3,601,687
1,200	Walter Investment Management Corp., 4.50%, 11/1/19	936,750
		7,565,312
	Construction Materials—0.6%
3,375	Cemex S.A.B. de C.V., 4.875%, 3/15/15	3,843,281

	Diversified Telecommunications Services—0.3%
920	Level 3 Communications, Inc., 7.00%, 3/15/15	1,574,350

	Hotels, Restaurants & Leisure—0.6%
2,995	MGM Resorts International, 4.25%, 4/15/15	3,848,575

	Internet Software & Services—0.2%
1,400	Qihoo 360 Technology Co., Ltd., 2.50%, 9/15/18 (e)(f)	1,427,125

	Machinery—1.7%
3,315	Greenbrier Cos, Inc., 3.50%, 4/1/18	5,859,263
	Meritor, Inc.,
3,000	4.625%, 3/1/26 (g)	3,095,625
1,000	7.875%, 3/1/26	1,472,500
		10,427,388
	Media—0.5%
6,200	Liberty Interactive LLC, 3.50%, 1/15/31	3,367,375

	Oil, Gas & Consumable Fuels—0.4%
	Cobalt International Energy, Inc.,
1,750	2.625%, 12/1/19	1,302,656
1,550	3.125%, 5/15/24	1,221,594
		2,524,250
	Software—0.5%
3,125	TeleCommunication Systems, Inc., 7.75%, 6/30/18	2,968,750

	Thrifts & Mortgage Finance—0.0%
200	MGIC Investment Corp., 5.00%, 5/1/17	223,750

	Tobacco—0.3%
1,700	Vector Group Ltd., 1.75%, 4/15/20	1,840,250
	Total Convertible Bonds & Notes (cost-$36,136,795)	39,610,406

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited) (continued)

Units		Value*
WARRANTS (b)—0.0%
11,116	General Motors Co., expires 7/10/16 (cost-$775,632)	$199,755

Principal Amount (000s)
SHORT-TERM INVESTMENT—1.9%
	Time Deposit—1.9%
$12,184	JPMorgan Chase & Co.-Nassau, 0.03%, 11/3/14 (cost-$12,184,309)	12,184,309

	Total Investments, before call options written (cost-$677,063,863)(i)—99.9%	630,745,114

Contracts
CALL OPTIONS WRITTEN (b)—(0.1)%
	Alibaba Group Holding Ltd., (ASE),
185	strike price $110, expires 11/22/14	(22,200)
	Amazon.com, Inc., (ASE),
70	strike price $315, expires 11/22/14	(20,615)
	Amgen, Inc., (ASE),
280	strike price $155, expires 11/22/14	(226,100)
	Apple, Inc., (ASE),
665	strike price $105, expires 11/22/14	(229,425)
	Bristol-Myers Squibb Co., (ASE),
1,135	strike price $56.50, expires 11/22/14	(262,752)
	Fluor Corp., (ASE),
100	strike price $69.50, expires 11/22/14	(2,750)
	Gilead Sciences, Inc., (ASE),
722	strike price $122, expires 11/22/14	(71,839)
	Home Depot, Inc., (ASE),
510	strike price $101, expires 11/22/14	(35,445)
	Intel Corp., (ASE),
1,835	strike price $35.50, expires 11/22/14	(38,535)
	National Oilwell Varco, Inc., (ASE),
375	strike price $79, expires 11/22/14	(6,938)
	Prudential Financial, Inc., (ASE),
233	strike price $92.50, expires 11/22/14	(12,815)
	Schlumberger Ltd., (ASE),
500	strike price $103, expires 11/22/14	(35,000)
	Starbucks Corp., (CBOE),
316	strike price $80, expires 11/22/14	(2,686)
	Total Call Options Written (premiums received-$395,565)	(967,100)

	Total Investments, net of call options written (cost-$676,668,298)—99.8%	629,778,014
	Other assets less other liabilities—0.2%	1,297,346
	Net Assets—100.0%	$631,075,360

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are value at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold,

and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(b)	Non-income producing.
(c)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $8,486,200, representing 1.3% of net assets.
(f)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(h)	In default.
(i)

At October 31, 2014, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $677,177,510. Gross unrealized appreciation was $35,957,339, gross unrealized depreciation was $82,389,735 and net unrealized depreciation was $46,432,396. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited) (continued)

(j)   Transactions in call options written for the nine months ended October 31, 2014:

	Contracts	Premiums
Options outstanding, January 31, 2014	3,830	$220,497
Options written	32,966	1,793,341
Options terminated in closing transactions	(8,405)	(434,220)
Options expired	(21,465)	(1,184,053)
Options outstanding, October 31, 2014	6,926	$395,565

Fair Value Measurements Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets  or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited) (continued)

A summary of the inputs used at October 31, 2014 in valuing  the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/14
Investments in Securities - Assets
Common Stock	$420,061,219	$—	$—	$420,061,219
Convertible Preferred Stock:
Automobiles	—	—	4,515,544	4,515,544
Banks	10,015,500	—	11,746,282	21,761,782
Energy Equipment & Services	—	—	5,790,565	5,790,565
Food Products	8,508,082	—	5,283,918	13,792,000
Health Care Equipment & Supplies	—	—	3,353,165	3,353,165
Health Care Providers & Services	—	—	6,440,994	6,440,994
Internet Software & Services	—	—	4,763,182	4,763,182
Metal & Mining	1,690,500	3,702,506	—	5,393,006
Multiline Retail	—	—	5,864,580	5,864,580
Oil, Gas & Consumable Fuels	—	4,564,544	5,107,858	9,672,402
Pharmaceuticals	—	—	12,909,110	12,909,110
Semiconductors & Semiconductor Equipment	—	—	5,463,340	5,463,340
Specialty Retail	—	7,058,750	—	7,058,750
Technology Hardware, Storage & Peripherals	—	—	6,306,498	6,306,498
All Other	45,604,507	—	—	45,604,507
Convertible Bonds & Notes	—	39,610,406	—	39,610,406
Warrants	199,755	—	—	199,755
Short-Term Investment	—	12,184,309	—	12,184,309
	486,079,563	67,120,515	77,545,036	630,745,114
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(967,100)	$—	$—	$(967,100)
Totals	$485,112,463	$67,120,515	$77,545,036	$629,778,014

At October 31, 2014, the Fund had no transfers between Levels 1 and 2.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2014 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2014, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/14	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/14
Investments in Securities - Assets
Convertible Preferred Stock:
Automobiles	$3,604,568	$1,942,605	$—	$—	$—	$(1,031,629)	$—	$—	$4,515,544
Banks	5,469,485	6,429,353	—	—	—	(152,556)	—	—	11,746,282
Biotechnology	4,170,353	—	(4,022,539)	—	622,697	(770,511)	—	—	—
Capital Markets	143,646	—	(735,599)	—	735,599	(143,646)	—	—	—
Computers & Peripherals	3,287,138	2,213,120	(5,714,141)†	—	—	213,883	—	—	—
Energy Equipment & Services	5,235,552	7,034,561	(6,453,390)	—	1,127,509	(1,153,667)	—	—	5,790,565
Food Products	—	5,616,865	—	—	—	(332,947)	—	—	5,283,918
Health Care Equipment & Supplies	—	3,340,805	—	—	—	12,360	—	—	3,353,165
Health Care Providers & Services	—	5,688,595	—	—	—	752,399	—	—	6,440,994
Household Durables	5,724,938	—	(5,846,907)†	—	—	121,969	—	—	—
Insurance	4,310,970	—	(4,479,313)	—	356,502	(188,159)	—	—	—
Internet & Catalog Retail	5,736,202	—	(5,696,806)	—	720,131	(759,527)	—	—	—
Internet Software & Services	—	5,338,280	—	—	—	(575,098)	—	—	4,763,182
Multiline Retail	5,989,572	—	—	—	—	(124,992)	—	—	5,864,580
Oil, Gas & Consumable Fuels	—	5,729,078	—	—	—	(621,220)	—	—	5,107,858
Pharmaceuticals	—	11,303,435	—	—	—	1,605,675	—	—	12,909,110
Semiconductors & Semiconductor Equipment	—	5,610,286	—	—	—	(146,946)	—	—	5,463,340
Technology Hardware, Storage & Peripherals	—	5,593,384	—	—	—	713,114	—	—	6,306,498
Totals	$43,672,424	$65,840,367	$(32,948,695)	$—	$3,562,438	$(2,581,498)	$—	$—	$77,545,036

†          Conversion

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2014:

	Ending Balance	Valuation	Unobservable
	at 10/31/14	Technique Used	Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$77,545,036	Third-Party Pricing Vendor	Single Broker Quote	$16.75 - $676.30

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2014 was $(1,146,386).

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: December 22, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: December 22, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2014